Consolidated Segment Data (Details) - Schedule of Total Assets by Segment - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Total Assets by Segment [Abstract]
Total assets	$ 64,094,702	$ 61,166,974
Secured logistics [Member]
Schedule of Total Assets by Segment [Abstract]
Total assets	22,854,857	25,315,845
Information security [Member]
Schedule of Total Assets by Segment [Abstract]
Total assets	199,259	615,517
Robotics AI solutions [Member]
Schedule of Total Assets by Segment [Abstract]
Total assets	17,330,745	23,577,547
General security solutions [Member]
Schedule of Total Assets by Segment [Abstract]
Total assets	2,296,882	4,260,811
Corporate and others [Member]
Schedule of Total Assets by Segment [Abstract]
Total assets	$ 21,412,959	$ 7,397,254